Related Party Transactions (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Two Affiliate entities Of Directors | Consulting And Administrative Service
Related Party Transaction [Line Items]
Related party fee for services					$ 0.8	$ 1.9
Variable Interest Entity | Hengtong Rockley Technology Co Member
Related Party Transaction [Line Items]
Sales to related parties	$ 0.3	$ 2.3	$ 0.3	$ 4.7	5.3	6.7
Accounts receivable, related parties, current	0.3		0.3		3.3	$ 2.9
Accounts payable, related parties, current	$ 0.0		$ 0.0		$ 0.2